Soundwatch Core Hedged Equity Fund
Soundwatch Core Hedged Equity Fund
Soundwatch

Core Hedged Equity Fund

Institutional Class	BHHEX

Supplement dated December 13, 2018

to the Prospectus dated February 28, 2018,

as previously supplemented

Effective December 14, 2018, the Board of Trustees (“Board”) of Trust for Advised Portfolios approved a new Operating Expenses Limitation Agreement which lowers the expense cap of the Soundwatch Core Hedged Equity Fund Institutional Class from 0.90% to 0.85%.

Consequently, the Annual Fund Operating Expenses table and Example on page 1 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Soundwatch Core Hedged Equity Fund Institutional Class
Management Fees	0.85%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.56%
Less: Fee Waiver and/or Expense Reimbursement	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	[1]
[1]	Soundwatch Capital, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding taxes, leverage expense, brokerage commissions, acquired fund fees and expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.85% of average daily net assets of the Fund's Institutional Class (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Soundwatch Core Hedged Equity Fund | Institutional Class | USD ($)	91	412	773	1,787

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Soundwatch Core Hedged Equity Fund | Institutional Class | USD ($)	91	412	773	1,787

Please retain this Supplement with the Prospectus